[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EQUITY INCOME VCT PORTFOLIO--CLASS I SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Equity Income VCT Portfolio

  Portfolio and Performance Update                                     2

  Portfolio Management Discussion                                      3

  Schedule of Investments                                              4

  Financial Statements                                                 7

  Notes to Financial Statements                                       11

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                       89%
Short-Term Cash Equivalents               6%
U.S. Convertible Securities               5%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Health Care                            21.2%
Information Technology                 16.7%
Telecommunication Services             12.2%
Utilities                              11.8%
Financials                             10.8%
Basic Materials                         8.5%
Consumer Staples                        8.3%
Industrials                             6.0%
Consumer Discretionary                  4.1%
Energy                                  0.4%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. ChevronTexaco Corp.                                          4.84%
   2. Exxon Mobil Corp.                                            3.66
   3. SBC Communications, Inc.                                     2.88
   4. Fifth Third Bancorp.                                         2.73
   5. Paccar, Inc.                                                 2.73

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS

                                         6/30/02         12/31/01
Net Asset Value per Share                $ 17.21         $  18.40

DISTRIBUTIONS PER SHARE           INCOME         SHORT-TERM        LONG-TERM
(12/31/01 - 6/30/02)              DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                  $  0.190       $     -           $     -

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the value of an investment made in PIONEER EQUITY INCOME VCT PORTFOLIO at net asset value, compared to the growth of the Russell 1000 Value Index and the Standard & Poor's (S&P) 500 Index. The Russell 1000 Value Index is more representative of the Portfolio's holdings than the S&P 500 Index, and the Portfolio will compare its performance to the Russell 1000 Value Index in the future. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

PIONEER EQUITY INCOME VCT PORTFOLIO*

RUSSELL 1000 VALUE INDEX

S&P 500 INDEX

                  PIONEER EQUITY INCOME                     RUSSELL 1000
                  VCT PORTFOLIO*           S&P 500 INDEX    VALUE INDEX+
3/1/95            $     10,000             $    10,000      $    10,000
                  $     12,362             $    12,943      $    12,911
12/31/96          $     14,240             $    15,906      $    15,706
                  $     19,257             $    21,208      $    21,231
                  $     23,455             $    27,256      $    24,550
12/31/99          $     23,739             $    32,978      $    26,354
                  $     27,264             $    29,976      $    28,202
                  $     25,364             $    26,427      $    26,626
6/30/02           $     23,977             $    22,955      $    25,354

Index comparison begins 2/28/95. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2002)

NET ASSET VALUE*

Life-of-Portfolio               12.67%
(3/1/95)
5 Years                          7.29%
1 Year                          -8.40%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

In the following discussion, John Carey, the portfolio manager of Pioneer Equity Income VCT Portfolio discusses the factors that affected the Portfolio's performance over the past six months.

Q: JOHN, PLEASE COMMENT ON RECENT MARKET CONDITIONS.

A: Markets around the world have had a very difficult six months. The tech-heavy Nasdaq Composite and Nasdaq 100 Indexes were among the worst global performers, ending the six months down 24.97% and 33.33%, respectively. Within the S&P 500 industries, the best performers were homebuilders and managed health care providers, but the index was down 13.14% for the six months. The worst performing industries were tech and telecom related. The broad U.S. markets performed poorly in March, remained relatively flat in April, and then experienced another bad month in May, ending the quarter down double digits. Pioneer Equity Income VCT Portfolio was down 5.47% for the six months. Over the same period, the Portfolio's benchmark index, the Russell 1000 Value Index, was down 4.80%.

Q: WHAT SECTORS, AND WHICH STOCKS IN PARTICULAR, HELPED PORTFOLIO PERFORMANCE?

A: Our stock selection in the industrials sector was one of the largest contributors to the Portfolio's performance. Gorman-Rupp, a global manufacturer of pumps used in many industries, was up significantly. The company reported profits in all of its divisions for the first quarter, despite a slowdown in global economic activity. General Dynamics, a defense-related company, also did very well. The company is prospering during a period of increased defense and security awareness and spending around the world. Additionally, the company completed its acquisition of Advanced Technical Products and closed several deals, including a Canadian deal worth $128 million.

Q: WHAT HURT PERFORMANCE?

A: The largest detractor from performance was our stock picks in the pharmaceutical industry. The stock price of Abbott Labs suffered due to an FDA report that one of its manufacturing facilities didn't meet standards. Schering-Plough was also down. Many drugs stocks suffered from general concerns that pharmaceutical profits will be affected by increased regulatory crackdowns as well as a shortage of drugs in the pipeline.

Q: HOW DO YOU ANALYZE THE QUALITY OF FINANCIAL DISCLOSURE WHEN YOU EVALUATE
   COMPANIES?

A: In the wake of the Enron debacle, accounting has become a hot topic. The reliability of a company's reported numbers and the consistency of the basis of reporting from one accounting period to the next are keys to investor confidence. The whole discipline of securities analysis hinges on the availability of accurate figures. With the figures, the analyst can compute the various financial ratios that bear on the valuation of the company's stock.

   The risk now is that the investment community may go overboard in its quest for accounting purity. Accounting is something of an art rather than a strict science, and companies may quite legitimately choose different ways of accounting for their businesses. In fact, an inflexible management that did not use the range of financial strategies available to it might be faulted as much as a management playing fast and loose with every rule. Both types of managements can easily run their companies right into the ground. The question, then, is the appropriateness of financial policies for the company, in the context of its industry and its competition and within the framework of our local, state and federal laws and regulations.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINING SIX MONTHS OF 2002?

A: We remain cautiously optimistic for the remainder of the year. Inflation and unemployment are still low by historical standards, and consumer confidence remains stable. We are hopeful that industry executives will also begin to feel more confident in the strength of the economy and place more emphasis on capital expenditures moving forward. This is one aspect of the stock market that has been missing so far this year and that we feel will help propel valuations higher.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

SHARES                                                   VALUE
             CONVERTIBLE PREFERRED STOCKS - 4.6%
             COMMERCIAL SERVICES & SUPPLIES
             - 1.9%
             DATA PROCESSING SERVICES - 1.9%
     92,000  Electronic Data, 7.625%, 8/17/04     $  3,415,500
                                                  ------------

             TOTAL COMMERCIAL SERVICES &
             SUPPLIES                             $  3,415,500
                                                  ------------

             TRANSPORTATION - 1.2%
             RAILROADS - 1.2%
     27,000  Union Pacific Capital Trust,
             6.25%, 4/1/28 (144A)                 $  1,410,750
     15,300  Union Pacific Capital Trust,
             6.25%, 4/1/28                             799,425
                                                  ------------
                                                  $  2,210,175
                                                  ------------
             TOTAL TRANSPORTATION                 $  2,210,175
                                                  ------------

             AUTOMOBILES & COMPONENTS - 0.8%
             AUTOMOBILE MANUFACTURERS - 0.8%
      2,500  General Motors, 5.25%, 3/6/32        $     65,625
     25,000  Ford Capital Trust, 6.50%, 1/15/32      1,402,500
                                                  ------------
                                                  $  1,468,125
                                                  ------------
             TOTAL AUTOMOBILES & COMPONENTS       $  1,468,125
                                                  ------------

             MEDIA - 0.6%
             BROADCASTING & CABLE TV - 0.6%
     27,000  Cox Communication Income Pride,
             7.00%, 8/16/02                       $  1,090,530
                                                  ------------
             TOTAL MEDIA                          $  1,090,530
                                                  ------------

             TECHNOLOGY HARDWARE &
             EQUIPMENT - 0.1%
             TELECOMMUNICATIONS EQUIPMENT - 0.1%
        500  Lucent Technologies,
             7.75%, 3/15/17 (144A)                $    237,614
                                                  ------------
             TOTAL TECHNOLOGY HARDWARE &
             EQUIPMENT                            $    237,614
                                                  ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $9,572,197)                    $  8,421,944
                                                  ------------

PRINCIPAL
AMOUNT
             CONVERTIBLE CORPORATE BONDS - 0.5%
             CAPITAL GOODS - 0.2%
             INDUSTRIAL CONGLOMERATES - 0.2%
$   470,000  Corning, Inc., 3.50%, 11/1/08        $    318,425
                                                  ------------
             TOTAL CAPITAL GOODS                  $    318,425
                                                  ------------

             RETAILING - 0.1%
             DEPARTMENT STORES - 0.1%
    200,000  Gap Inc., 5.75%, 3/15/09 (144A)      $    227,750
                                                  ------------
             TOTAL RETAILING                      $    227,750
                                                  ------------

PRINCIPAL
AMOUNT                                                   VALUE
             TECHNOLOGY HARDWARE &
             EQUIPMENT - 0.2%
             COMPUTER HARDWARE - 0.2%
$   480,000  Veeco Instruments,
             4.125%, 12/21/08 (144A)              $    432,600
                                                  ------------
             TOTAL TECHNOLOGY HARDWARE &
             EQUIPMENT                            $    432,600
                                                  ------------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost $1,195,183)                    $    978,775
                                                  ------------

SHARES
             COMMON STOCKS - 89.0%
             ENERGY - 11.5%
             INTEGRATED OIL & GAS - 11.5%
     95,200  ChevronTexaco Corp.                  $  8,425,200
    128,000  Conoco, Inc.                            3,558,400
    155,966  Exxon Mobil Corp.                       6,382,129
     48,500  Phillips Petroleum Co.                  2,855,680
                                                  ------------
                                                  $ 21,221,409
                                                  ------------
             TOTAL ENERGY                         $ 21,221,409
                                                  ------------

             MATERIALS - 3.8%
             COMMODITY CHEMICALS - 1.7%
     23,700  Air Products & Chemicals, Inc.       $  1,196,139
     26,441  E.I. du Pont de Nemours and Co.         1,173,980
     24,200  Dow Chemical Co.                          831,996
                                                  ------------
                                                  $  3,202,115
                                                  ------------
             DIVERSIFIED CHEMICALS - 0.8%
     24,500  PPG Industries, Inc.                 $  1,516,550
                                                  ------------

             PAPER PRODUCTS - 0.5%
     25,000  Meadwestvaco Corp.                   $    839,000
                                                  ------------

             STEEL - 0.8%
     19,000  Nucor Corp.                          $  1,235,760
     20,450  Roanoke Electric Steel Corp.              315,748
                                                  ------------
                                                  $  1,551,508
                                                  ------------
             TOTAL MATERIALS                      $  7,109,173
                                                  ------------

             CAPITAL GOODS - 5.9%
             AEROSPACE & DEFENSE - 1.1%
     25,000  Boeing Co.                           $  1,125,000
      9,300  General Dynamics Corp.                    989,055
                                                  ------------
                                                  $  2,114,055
                                                  ------------

             ELECTRICAL COMPONENTS & EQUIPMENT
             - 0.9%
     31,500  Emerson Electric Co.                 $  1,685,565
                                                  ------------

   The accompanying notes are an integral part of these financial statements.

                                        4

SHARES                                                   VALUE
             INDUSTRIAL CONGLOMERATES - 3.1%
     26,900  Diebold, Inc.                        $  1,001,756
     10,000  Illinois Tool Works, Inc.                 683,000
     27,000  Johnson Controls, Inc.                  2,203,470
      7,500  3M Co.                                    922,500
     12,500  United Technologies Corp.                 848,750
                                                  ------------
                                                  $  5,659,476
                                                  ------------

             INDUSTRIAL MACHINERY - 0.8%
     22,000  Gorman-Rupp Co.                      $    693,000
     36,000  The Timken Co.                            803,880
                                                  ------------
                                                  $  1,496,880
                                                  ------------
             TOTAL CAPITAL GOODS                  $ 10,955,976
                                                  ------------

             TRANSPORTATION - 1.1%
             RAILROADS - 1.1%
     25,700  Burlington Northern, Inc.            $    771,000
     41,200  Norfolk Southern Corp.                    963,256
     15,000  Philadelphia Suburban Corp.               303,000
                                                  ------------
                                                  $  2,037,256
                                                  ------------
             TOTAL TRANSPORTATION                 $  2,037,256
                                                  ------------

             AUTOMOBILES & COMPONENTS - 5.0%
             AUTOMOBILE MANUFACTURERS - 5.0%
    122,500  Ford Motor Corp.                     $  1,960,000
     46,000  General Motors Corp.                    2,458,700
    106,950  Paccar, Inc.                            4,747,511
                                                  ------------
                                                  $  9,166,211
                                                  ------------
             TOTAL AUTOMOBILES & COMPONENTS       $  9,166,211
                                                  ------------

             CONSUMER DURABLES & APPAREL - 0.4%
             PHOTOGRAPHIC PRODUCTS - 0.4%
     26,900  Eastman Kodak Co.                    $    784,673
                                                  ------------
             TOTAL CONSUMER DURABLES & APPAREL    $    784,673
                                                  ------------

             MEDIA - 3.7%
             ADVERTISING - 0.4%
     28,200  The Interpublic Group of
             Companies, Inc.                      $    698,232
                                                  ------------

             MOVIES & ENTERTAINMENT - 1.6%
    128,200  Cedar Fair, L.P.                     $  3,046,032
                                                  ------------

             PUBLISHING - 1.7%
     39,200  McGraw-Hill Co., Inc.                $  2,340,240
     17,000  Tribune Co.                               739,500
                                                  ------------
                                                  $  3,079,740
                                                  ------------
             TOTAL MEDIA                          $  6,824,004
                                                  ------------

             RETAILING - 0.5%
             DEPARTMENT STORES - 0.2%
     10,825  May Department Stores Co.            $    356,467
                                                  ------------

             GENERAL MERCHANDISE STORES - 0.3%
     12,000  Sears, Roebuck and Co.               $    651,600
                                                  ------------
             TOTAL RETAILING                      $  1,008,067
                                                  ------------

             FOOD & DRUG RETAILING - 3.1%
             FOOD RETAIL - 3.1%
     42,800  Campbell Soup Co.                    $  1,183,848
     25,500  General Mills, Inc.                     1,124,040
     62,100  H.J. Heinz Co., Inc.                    2,552,310
     43,800  Sara Lee Corp.                            904,032
                                                  ------------
                                                  $  5,764,230
                                                  ------------
             TOTAL FOOD & DRUG RETAILING          $  5,764,230
                                                  ------------

             FOOD, BEVERAGE & TOBACCO - 1.5%
             SOFT DRINKS - 1.5%
     56,800  PepsiCo, Inc.                        $  2,737,760
                                                  ------------
             TOTAL FOOD, BEVERAGE & TOBACCO       $  2,737,760
                                                  ------------

             HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
             HOUSEHOLD PRODUCTS - 1.0%
     38,000  Colgate-Palmolive Co.                $  1,901,900
                                                  ------------
             TOTAL HOUSEHOLD & PERSONAL
             PRODUCTS                             $  1,901,900
                                                  ------------

             HEALTH CARE EQUIPMENT &
             SERVICES - 4.5%
             HEALTH CARE DISTRIBUTORS &
             SERVICES - 3.8%
     86,100  Abbott Laboratories                  $  3,241,665
     48,300  Bristol-Myers Squibb Co.                1,241,310
     49,000  Johnson & Johnson                       2,560,740
                                                  ------------
                                                  $  7,043,715
                                                  ------------
             HEALTH CARE EQUIPMENT - 0.7%
     37,000  Becton, Dickinson & Co.              $  1,274,650
                                                  ------------
             TOTAL HEALTH CARE EQUIPMENT &
             SERVICES                             $  8,318,365
                                                  ------------

             PHARMACEUTICALS &
             BIOTECHNOLOGY - 3.3%
             PHARMACEUTICALS - 3.3%
     12,000  Eli Lilly & Co.                      $    676,800
     45,800  Merck & Co., Inc.                       2,319,312
    127,900  Schering-Plough Corp.                   3,146,340
                                                  ------------
                                                  $  6,142,452
                                                  ------------
             TOTAL PHARMACEUTICALS &
             BIOTECHNOLOGY                        $  6,142,452
                                                  ------------

   The accompanying notes are an integral part of these financial statements.

                                        5

SHARES                                                   VALUE
             BANKS - 10.6%
     71,300  Fifth Third Bancorp                  $  4,752,145
     60,200  First Tennessee National Corp.          2,305,660
     84,400  Mellon Bank Corp.                       2,652,692
     84,500  National City Corp.                     2,809,625
     72,800  SouthTrust Corp.                        1,901,536
     26,000  SunTrust Banks, Inc.                    1,760,720
     52,000  Wells Fargo & Co.                       2,603,120
     24,000  Washington Mutual, Inc.                   890,640
                                                  ------------
             TOTAL BANKS                          $ 19,676,138
                                                  ------------

             DIVERSIFIED FINANCIALS - 5.1%
             DIVERSIFIED FINANCIAL SERVICES - 5.1%
     81,200  Alliance Capital Management L.P.     $  2,781,100
     41,700  A.G. Edwards, Inc.                      1,620,879
     26,000  Eaton Vance Corp.                         811,200
     31,500  Merrill Lynch & Co., Inc.               1,275,750
     90,700  T. Rowe Price Associates, Inc.          2,982,216
                                                  ------------
                                                  $  9,471,145
                                                  ------------
             TOTAL DIVERSIFIED FINANCIALS         $  9,471,145
                                                  ------------

             INSURANCE - 3.3%
             PROPERTY & CASUALTY INSURANCE - 3.3%
     41,000  Chubb Corp.                          $  2,902,800
     36,000  Safeco Corp.                            1,112,040
     52,200  St. Paul Companies, Inc.                2,031,624
                                                  ------------
                                                  $  6,046,464
                                                  ------------
             TOTAL INSURANCE                      $  6,046,464
                                                  ------------

             REAL ESTATE - 1.0%
             REAL ESTATE INVESTMENT TRUSTS - 1.0%
     60,000  Equity Office Properties Trust       $  1,806,000
                                                  ------------
             TOTAL REAL ESTATE                    $  1,806,000
                                                  ------------

             TELECOMMUNICATION SERVICES - 8.0%
             INTEGRATED TELECOMMUNICATION
             SERVICES - 8.0%
     35,000  Alltel Corp.                         $  1,645,000
     95,400  BellSouth Corp.                         3,005,100
     61,800  Sprint Corp.-FON Group                    655,698
    164,400  SBC Communications, Inc.                5,014,200
    110,770  Verizon Communications, Inc.            4,447,416
                                                  ------------
                                                  $ 14,767,414
                                                  ------------
             TOTAL TELECOMMUNICATION SERVICES     $ 14,767,414
                                                  ------------

             UTILITIES - 15.7%
             ELECTRIC UTILITIES - 9.4%
     54,000  American Electric Power Co., Inc.    $  2,161,080
     73,000  Allegheny Energy, Inc.                  1,879,750
    139,000  Constellation Energy Group              4,078,260
     82,300  DPL, Inc.                               2,176,835
    102,500  Duke Energy Corp.                       3,187,750
     88,000  Great Plains Energy, Inc.               1,790,800
     50,000  NSTAR                                   2,239,000
                                                  ------------
                                                  $ 17,513,475
                                                  ------------

             GAS UTILITIES - 5.2%
     49,200  NICOR, Inc.                          $  2,250,900
    102,600  KeySpan Energy Corp.                    3,862,890
    102,600  Questar Corp.                           2,534,220
     36,200  Vectren Corp.                             908,620
                                                  ------------
                                                  $  9,556,630
                                                  ------------

             MULTI-UTILITIES & UNREGULATED
             POWER - 0.3%
     25,000  Consol Energy, Inc.                  $    531,250
                                                  ------------

             WATER UTILITIES - 0.8%
     33,000  American Water Works Co., Inc.       $  1,425,929
                                                  ------------
             TOTAL UTILITIES                      $ 29,027,284
                                                  ------------
             TOTAL COMMON STOCKS
             (Cost $147,218,995)                  $167,765,921
                                                  ------------
             TOTAL INVESTMENT IN SECURITIES
             (Cost $157,986,375)                  $174,166,640
                                                  ------------
PRINCIPAL
AMOUNT
             TEMPORARY CASH INVESTMENT - 5.9%
             REPURCHASE AGREEMENT - 5.9%
$10,900,000  Credit Suisse First Boston, Inc.,
             1.86% dated 6/28/02, repurchase
             price of $10,900,000 plus accrued
             interest on 7/1/02 collateralized by
             $5,433,000 and $4,327,000 U.S.
             Treasury Bond, 11.625% and 6.25%,
             11/15/04 and 2/15/03, respectively   $ 10,900,000
                                                  ------------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $10,900,000)                   $ 10,900,000
                                                  ------------
             TOTAL INVESTMENT IN SECURITIES
             AND TEMPORARY CASH
             INVESTMENT - 100%
             (Cost $168,886,375)                  $185,066,640
                                                  ------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2002, the value of these securities amounted to $2,308,714 or 1.25% of total net assets.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/02

                                                            SIX MONTHS
                                                               ENDED
                                                              6/30/02    YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
CLASS I                                                     (UNAUDITED)   12/31/01     12/31/00    12/31/99    12/31/98    12/31/97
Net asset value, beginning of period                        $   18.40     $  21.28     $  20.72    $  21.44    $  18.14    $  13.73
                                                            ---------     --------     --------    --------    --------    --------
Increase (decrease) from investment operations:
   Net investment income                                    $    0.20     $   0.40     $   0.51    $   0.42    $   0.39    $   0.35
   Net realized and unrealized gain (loss) on investments       (1.20)       (1.86)        2.28       (0.15)       3.52        4.44
                                                            ---------     --------     --------    --------    --------    --------
   Net increase (decrease) from investment operations       $   (1.00)    $  (1.46)    $   2.79    $   0.27    $   3.91    $   4.79
Distributions to shareowners:
   Net investment income                                        (0.19)       (0.36)       (0.49)      (0.41)      (0.39)      (0.37)
   Net realized gain                                                -        (1.06)       (1.74)      (0.58)      (0.22)      (0.01)
                                                            ---------     --------     --------    --------    --------    --------
Net increase (decrease) in net asset value                  $   (1.19)    $  (2.88)    $   0.56    $  (0.72)   $   3.30    $   4.41
                                                            ---------     --------     --------    --------    --------    --------
Net asset value, end of period                              $   17.21     $  18.40     $  21.28    $  20.72    $  21.44    $  18.14
                                                            =========     ========     ========    ========    ========    ========
Total return*                                                   (5.47)%      (6.97)%      14.85%       1.21%      21.80%      35.23%
Ratio of net expenses to average net assets+                     0.76%**      0.75%        0.71%       0.70%       0.71%       0.77%
Ratio of net investment income (loss) to average
  net assets+                                                    2.20%**      2.07%        2.40%       1.97%       2.04%       2.31%
Portfolio turnover rate                                             6%**        13%          13%         23%         19%         15%
Net assets, end of period (in thousands)                    $ 159,949     $164,019     $181,920    $226,379    $203,976    $124,213
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                                   0.76%**      0.75%        0.71%       0.70%       0.71%       0.77%
  Net investment income (loss)                                   2.20%**      2.07%        2.40%       1.97%       2.04%       2.31%
Ratios assuming waiver of management fees and assumption
  of expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                                   0.76%**      0.75%        0.71%       0.70%       0.71%       0.77%
  Net investment income (loss)                                   2.20%**      2.07%        2.40%       1.97%       2.04%       2.31%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02(UNAUDITED)

ASSETS:
  Investment in securities, at value (cost $157,986,375)                        $      174,166,640
  Temporary cash investments (at amortized cost)                                        10,900,000
  Cash                                                                                      11,947
  Foreign currencies, at value                                                                   -
  Receivables -
   Investment securities sold                                                                    -
   Fund shares sold                                                                        411,157
   Collateral for securities loaned, at fair value                                         701,800
   Variation margin                                                                              -
   Dividends, interest and foreign taxes withheld                                          310,159
   Forward foreign currency settlement contracts, net                                            -
   Forward foreign currency portfolio hedge contracts, net                                       -
   Due from Pioneer Investment Management, Inc.                                                  -
  Other                                                                                        585
                                                                                ------------------
      Total assets                                                              $      186,502,288
                                                                                ------------------
LIABILITIES:
  Payables -
   Investment securities purchased                                              $                -
   Fund shares repurchased                                                                 145,012
   Dividends                                                                                     -
   Upon return of securities loaned                                                        701,800
   Variation margin                                                                              -
   Forward foreign currency settlement contracts, net                                            -
   Forward foreign currency portfolio hedge contracts, net                                       -
  Due to bank                                                                                    -
  Due to affiliates                                                                        113,852
  Accrued expenses                                                                          26,957
  Other                                                                                          -
                                                                                ------------------
      Total liabilities                                                         $          987,621
                                                                                ------------------
NET ASSETS:
  Paid-in capital                                                               $      175,393,059
  Accumulated net investment income (loss)                                                 694,741
  Accumulated undistributed net realized gain (loss)                                    (6,753,398)
  Net unrealized gain (loss) on:
   Investments                                                                          16,180,265
   Futures contracts                                                                             -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                           -
                                                                                ------------------
      Total net assets                                                          $      185,514,667
                                                                                ------------------
NET ASSET VALUE PER SHARE:
  CLASS I:
   (Unlimited number of shares authorized)
     Net assets                                                                 $      159,948,782
     Shares outstanding                                                                  9,296,048
                                                                                ------------------
     Net asset value per share                                                  $            17.21

  CLASS II:
     (Unlimited number of shares authorized)
     Net assets                                                                 $       25,565,885
     Shares outstanding                                                                  1,479,620
                                                                                ------------------
     Net asset value per share                                                  $            17.28

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                       SIX MONTHS
                                                                         ENDED
                                                                        6/30/02
INVESTMENT INCOME:
  Dividends                                                         $     2,681,343
  Interest                                                                   77,251
  Income on securities loaned, net                                              315
  Other                                                                           -
                                                                    ---------------
      Total investment income                                       $     2,758,909
                                                                    ---------------

EXPENSES:
  Management fees                                                   $       607,283
  Transfer agent fees                                                         2,896
  Distribution fees (Class II)                                               27,466
  Administrative fees                                                        19,123
  Custodian fees                                                             20,040
  Professional fees                                                          15,494
  Printing                                                                   37,872
  Fees and expenses of nonaffiliated trustees                                 2,630
  Miscellaneous                                                               3,707
                                                                    ---------------
     Total expenses                                                 $       736,511
     Less management fees waived and expenses assumed
       by Pioneer Investment Management, Inc.                                     -
     Less fees paid indirectly                                                    -
                                                                    ---------------
     Net expenses                                                   $       736,511
                                                                    ---------------
        Net investment income (loss)                                $     2,022,398
                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                      $      (461,542)
   Futures contracts                                                              -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                            -
                                                                    ---------------
                                                                    $      (461,542)
                                                                    ---------------
  Change in net unrealized gain or loss from:
   Investments                                                      $   (12,501,432)
   Futures contracts                                                              -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                            -
                                                                    ---------------
                                                                    $   (12,501,432)
                                                                    ---------------
  Net gain (loss) on investments, futures contracts and
    foreign currency transactions                                   $   (12,962,974)
                                                                    ---------------
  Net increase (decrease) in net assets resulting from operations   $   (10,940,576
                                                                    ---------------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED                YEAR
                                                    6/30/02              ENDED
                                                  (UNAUDITED)           12/31/01
FROM OPERATIONS:
Net investment income (loss)                    $     2,022,398    $     3,691,056
Net realized gain (loss) on investments,
   futures and foreign currency transactions           (461,542)        (6,665,510)
Change in net unrealized gain or loss on
   investments, futures and foreign
   currency transactions                            (12,501,432)       (10,488,128)
                                                ---------------    ---------------
     Net increase (decrease) in net assets
       resulting from operations                $   (10,940,576)   $   (13,462,582)
                                                ---------------    ---------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                      $    (1,736,941)   $    (3,052,837)
   Class II                                            (228,871)          (223,207)
Net realized gain
   Class I                                                    -         (8,849,466)
   Class II                                                   -           (722,538)
Tax return of capital
   Class I                                                    -                  -
   Class II                                                   -                  -
                                                ---------------    ---------------
     Total distributions to shareowners         $    (1,965,812)   $   (12,848,048)
                                                ---------------    ---------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                $    26,235,712    $    27,638,919
Reinvestment of distributions                         1,965,812         12,848,045
Cost of shares repurchased                          (11,747,322)       (22,585,604)
                                                ---------------    ---------------
     Net increase (decrease) in net assets
       resulting from fund share transactions   $    16,454,202    $    17,901,360
                                                ---------------    ---------------
     Net increase (decrease) in net assets      $     3,547,814    $    (8,409,270)

NET ASSETS:
Beginning of period                                 181,966,853        190,376,123
                                                ---------------    ---------------
End of period                                   $   185,514,667    $   181,966,853
                                                ===============    ===============
Accumulated net investment income (loss),
   end of period                                $       694,741    $       638,155
                                                ===============    ===============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:
  Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Global Financials VCT Portfolio (Global Financials Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
  Pioneer International Value VCT Portfolio (International Value Portfolio)
    (formerly International Growth Portfolio)
  Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
  Pioneer Small Company VCT Portfolio (Small Company Portfolio)
  Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
  Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
  Pioneer Fund VCT Portfolio (Fund Portfolio)
  Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
  Pioneer Balanced VCT Portfolio (Balanced Portfolio)
  Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
  Pioneer Money Market VCT Portfolio (Money Market Portfolio)
  Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
    (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:
  Pioneer Global Health Care VCT Portfolio (Global Health Care Portfolio) Pioneer Global Telecoms VCT Portfolio (Global Telecoms Portfolio)
  Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio) Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Equity Income Portfolio is to seek current income as well as long term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS
   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2002, Equity Income Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION
   The books and records of the Portfolio is maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. TAXES
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2001, the Portfolio had a capital loss carryforward of 6,100,217 that expires in 2009.

E. PORTFOLIO SHARES
   The Portfolios record sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. SECURITIES LENDING
   The Portfolios loan securities in their portfolios to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end are disclosed on the balance sheet. As of June 30, 2002, Equity Income Portfolio loaned securities having a market value of $700,348 and received collateral of $701,800 for the loan.

G. REPURCHASE AGREEMENTS
   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolios, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2002, $106,705 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,727 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $5,420 in distribution fees payable to PFD at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                       NET
                                                GROSS            GROSS            APPRECIATION/
 PORTFOLIO                   TAX COST        APPRECIATION     DEPRECIATION       (DEPRECIATION)
-----------------------------------------------------------------------------------------------
 Equity Income Portfolio   $ 168,130,480     $ 27,698,900    $ (10,762,740)       $ 16,936,160

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were as follows:

 PORTFOLIO                                     PURCHASES                               SALES
-----------------------------------------------------------------------------------------------
 Equity Income Portfolio                     $ 13,545,575                           $ 4,987,538

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                  '02 SHARES       '02 AMOUNT
                                  (UNAUDITED)      (UNAUDITED)     '01 SHARES       '01 AMOUNT
----------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
CLASS I:
Shares sold                         686,347       $ 12,643,526       711,763      $ 13,502,824
Reinvestment of distributions        97,456          1,736,941       628,538        11,902,303
Shares repurchased                 (403,406)        (7,298,986)     (974,658)      (18,688,020)
                                 -------------------------------------------------------------
  Net increase (decrease)           380,397       $  7,081,481       365,643      $  6,717,107
                                 =============================================================
CLASS II:
Shares sold                         741,996       $ 13,592,186       729,249      $ 14,136,095
Reinvestment of distributions        12,853            228,871        49,723           945,742
Shares repurchased                 (246,153)        (4,448,336)     (203,757)       (3,897,584)
                                 -------------------------------------------------------------
  Net increase (decrease)           508,696       $  9,372,721       575,215      $ 11,184,253
                                 =============================================================

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
DANIEL T. GERACI
MARGARET B. W. GRAHAM
MARGUERITE A. PIRET
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12058-00-0802